Touchstone Common Stock Fund Expense Example - Touchstone Common Stock Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	950
Class SC
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131